Property and equipment	12 Months Ended
Mar. 31, 2019
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Property and equipment

12. Property and equipment

The changes in the carrying value of property and equipment for the year ended March 31, 2018 are as follows:

Gross carrying value	Buildings	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2017	$10,246	$69,871	$68,877	$587	$60,992	$210,573
Additions	—	4,597	9,389	93	9,756	23,835
Disposals/retirements	—	(3,350)	(1,718)	(29)	(2,303)	(7,400)
Translation adjustments	(23)	1,965	839	5	721	3,507

Balance as at March 31, 2018	$10,223	$73,083	$77,387	$656	$69,166	$230,515

Accumulated depreciation
Balance as at April 1, 2017	$4,208	$59,811	$51,431	$429	$41,180	$157,059
Depreciation	514	6,442	6,623	97	6,278	19,954
Disposals/retirements	—	(3,345)	(1,674)	(30)	(2,308)	(7,357)
Translation adjustments	(12)	1,822	512	1	296	2,619

Balance as at March 31, 2018	$4,710	$64,730	$56,892	$497	$45,446	$172,275

Capital work-in-progress						2,366

Net carrying value as at March 31, 2018						$60,606

The changes in the carrying value of property and equipment for the year ended March 31, 2019 are as follows:

Gross carrying value	Buildings	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2018	$10,223	$73,083	$77,387	$656	$69,166	$230,515
Additions	—	7,361	7,487	328	8,097	23,273
On acquisition (Refer Note 5(a))	—	30	—	—	—	30
Disposals/retirements	—	(2,812)	(2,856)	(158)	(1,275)	(7,101)
Translation adjustments	(260)	(4,572)	(4,739)	(45)	(4,287)	(13,903)

Balance as at March 31, 2019	$9,963	$73,090	$77,279	$781	$71,701	$232,814

Accumulated depreciation
Balance as at April 1, 2018	$4,710	$64,730	$56,892	$497	$45,446	$172,275
Depreciation	496	5,437	7,227	150	7,024	20,334
Disposals/retirements	—	(2,775)	(2,816)	(146)	(1,169)	(6,906)
Translation adjustments	(117)	(4,139)	(3,465)	(35)	(2,816)	(10,572)

Balance as at March 31, 2019	$5,089	$63,253	$57,838	$466	$48,485	$175,131

Capital work-in-progress						3,315

Net carrying value as at March 31, 2019						$60,998

Certain property and equipment are pledged as collateral against borrowings with a carrying amount of $111 and $107 as at March 31, 2019 and 2018, respectively.